Taxes	12 Months Ended
Sep. 30, 2024
Taxes [Abstract]
TAXES

NOTE 11 — TAXES

(a) Corporate Income Taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Zhongjin HK is subject to Hong Kong profits tax at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, it did not generate any assessable profits arising in or derived from Hong Kong for the years ended September 30, 2024, 2023 and 2022, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Erhua Med, Anhui Zhongjin, Changzhou Zhongjin and its subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax. Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIE”) are subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemptions may be granted on case-by-case basis.

EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Changzhou Zhongjin and Taizhou Zhongjin, the VIE and VIE’s main operating subsidiary in the PRC, were approved as HNTEs and are entitled to a reduced income tax rate of 15% beginning November 2018 and November 2019, respectively, which are valid for three years. Changzhou Zhongjin successfully renewed their HNTE status with local government in November 2021 and December 2024 and continued to enjoy the reduced income tax rate of 15% for another three years. In November 2022, Taizhou Zhongjin successfully renewed its HNTE certification with local government and continued to enjoy the reduced income tax rate of 15% for another three years through November 2025.

In addition, based on the EIT Law of PRC, and according to the Announcement on Issues Related to the Implementation of Inclusive Income Tax Reduction and Exemption Policy for Small and Low Profit Enterprises issued by the State Administration of Taxation on January 18, 2019 and April 2, 2021, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the portion of its taxable income not more than RMB1 million is subject to a reduced rate of 5% (the rate was further reduced to 2.5% for the period from January 1, 2021 to December 31, 2022), and the portion between RMB1 million and RMB3 million is subject to a reduced rate of 10%. The policy is effective for the period from January 1, 2019 to December 31, 2022. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022 and March 26, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2024. Zhongjin Jing’ao is qualified as a small-scale minimal profit enterprise for the years ended September 30, 2024, 2023 and 2022.

EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2024, 2023 and 2022 were reported at a reduced rate for both Changzhou Zhongjin and Taizhou Zhongjin for being approved as HNTEs and enjoying a reduced income tax rate at 15% instead of 25%, and Zhongjin Jing’ao is qualified as a small-scale minimal profit enterprise for a further reduced income tax rate of 5%. The impact of the tax holidays noted above decreased the Company’s income taxes by $651,510, $374,530 and $270,220 for the years ended September 30, 2024, 2023 and 2022, respectively. The effect of the tax holidays on net income per share (basic and diluted) was immaterial for the years ended September 30, 2024, 2023 and 2022.

The components of the income tax provision are as follows:

	For the Years Ended September 30,
	2024	2023	2022
Current tax provision
BVI	$-	$-	$-
Hong Kong	-	-	-
PRC	727,550	254,104	122,134
	727,550	254,104	122,134
Deferred tax provision (benefit)
BVI	-	-	-
Hong Kong	-	-	-
PRC	36,329	89,603	(86,023)
	36,329	89,603	(86,023)
Income tax provision	$763,879	$343,707	$36,111

Deferred tax assets, net are composed of the following:

	September 30, 2024	September 30, 2023
Deferred tax assets:
Net operating loss carry-forwards	$367,554	$5,049
Inventory written down	119,930	144,106
Allowance for credit losses	12,458	19,008
Total	499,942	168,163
Valuation allowance	(378,620)	(15,688)
Total deferred tax assets, net	$121,322	$152,475

Movement of the valuation allowance:

	September 30, 2024	September 30, 2023
Beginning balance	$15,688	$14,248
Current year addition	353,156	1,844
Exchange difference	9,776	(404)
Ending balance	$378,620	$15,688

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company determined that it is more likely than not its deferred tax assets could not be realized due to uncertainty on future earnings in Zhongjin Jing’ao, Zhongjin Kangma and Anhui Zhongjin. The Company provided a 100% allowance for their deferred tax assets as of September 30, 2024.

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2024, 2023 and 2022:

	For the Years Ended September 30,
	2024	2023	2022
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of PRC tax holiday	(15.6)%	(11.6)%	(9.9)%
Permanent difference	0.1%	0.1%	0.1%
Research and development tax credit	(5.3)%	(7.2)%	(14.0)%
Non-PRC entity not subject PRC income tax	5.7%	4.3%	-
Change in valuation allowance	8.4%	0.1%	0.1%
Effective tax rate	18.3%	10.7%	1.3%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of September 30, 2024, all of the Company’s tax returns of its PRC Subsidiaries remain open for statutory examination by PRC tax authorities.

(b) Taxes payable

Taxes payable consist of the following:

	September 30, 2024	September 30, 2023
Income tax payable	$809,389	$263,131
Value added tax payable	306,183	1,627
Other taxes payable	8,001	6,665
Total taxes payable	$1,123,573	$271,423